TERM DEBT (Tables)	9 Months Ended
Sep. 30, 2012
Long-Term Debt, Unclassified [Abstract]
Schedule of Term debt

				Amortization	Effect of
	Balance			of Note	Currency	Balance
	January 1, 2012	Additions	Payments	Discount	Translation	September 30, 2012
RBC term loan	$-	$2,400,500	$(211,750)	$-	$142,355	$2,331,105

BDC term loan	-	1,632,340	-	-	96,917	1,729,257

SVB term loan	2,000,000	-	(750,000)	-	-	1,250,000
Note discount	(29,840)	-	-	19,184	-	(10,656)
SVB term loan, net	1,970,160	-	(750,000)	19,184	-	1,239,344

Total debt	$1,970,160	$4,032,840	$(961,750)	$19,184	$239,272	5,299,706

Less current portion						(1,847,675)

Debt, net of current portion						$3,452,031